American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
May 31, 2024

California High-Yield Municipal - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.0%
California — 98.1%
Alameda Community Facilities District Special Tax, (District No. 13-1), 5.00%, 9/1/42	1,250,000	1,262,960
Alameda Community Facilities District Special Tax, (District No. 22-1), 5.00%, 9/1/48	750,000	707,837
Alameda Community Facilities District Special Tax, (District No. 22-1), 5.00%, 9/1/53	1,175,000	1,092,498
Alameda Corridor Transportation Authority Rev., Capital Appreciation, VRN, 0.00%, 10/1/52 (AGM)	12,000,000	6,402,154
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,700,000	2,750,686
Alameda Corridor Transportation Authority Rev., 0.00%, 10/1/53 (AGM)(1)	6,000,000	1,418,389
Anaheim City School District GO, 5.00%, 8/1/51 (AGM)	4,000,000	4,334,658
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	4,693,688
Bay Area Toll Authority Rev., 4.00%, 4/1/38	2,080,000	2,058,048
Bay Area Toll Authority Rev., 4.125%, 4/1/54	3,750,000	3,646,550
Bay Area Toll Authority Rev., VRDN, 4.00%, 6/1/24 (LOC: Barclays Bank PLC)	5,000,000	5,000,000
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/40	1,250,000	1,136,025
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,637,391
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/45	1,510,000	1,324,330
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/50	1,500,000	1,270,335
California Community Choice Financing Authority Rev., VRN, 3.81%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	10,000,000	9,290,056
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	3,000,000	3,139,272
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	2,600,000	2,741,339
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	7,475,000	7,920,224
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	2,335,000	2,525,736
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,628,508
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,266,656
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,572,833
California Community Housing Agency Rev., (Fountains at Emerald Park), 4.00%, 8/1/46(2)	3,070,000	2,567,139
California Community Housing Agency Rev., (Verdant at Green Valley Apartments), 5.00%, 8/1/49(2)	9,000,000	8,530,696
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	750,000	700,473
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	4,310,000	4,363,384
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	4,606,194
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(1)	5,020,000	874,089
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/40(2)	500,000	500,827
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/50(2)	500,000	483,021
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/55(2)	350,000	333,560
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/45	1,000,000	1,041,745
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/49	9,710,000	9,064,590
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/54	4,750,000	5,013,631
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 11/15/44	5,000,000	5,480,091
California Housing Finance Rev., 4.25%, 1/15/35	3,080,305	2,992,243
California Housing Finance Rev., 3.50%, 11/20/35	11,583,576	10,817,056
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/42	15,165,000	15,545,111
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 4.00%, 5/1/51	4,000,000	3,756,691
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/46	1,500,000	1,403,794
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/51	1,600,000	1,451,742
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	2,335,000	2,448,760
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,754,195
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	8,325,000	8,116,508
California Municipal Finance Authority Rev., (Catalyst Impact Fund 1 LLC), 6.00%, 1/1/39(2)	4,000,000	4,144,147

California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,160,552
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	12,205,000	12,302,487
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/41 (BAM)	1,000,000	972,484
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(2)	2,145,000	2,038,508
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(2)	1,875,000	1,758,263
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/40	2,750,000	2,292,140
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/50	5,785,000	4,510,766
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(2)	2,590,000	2,406,526
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/51	2,000,000	1,737,581
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	4,750,000	4,476,151
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	295,000	289,348
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,252,458
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	3,100,000	2,653,416
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,522,165
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	2,985,548
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,303,552
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(2)	1,670,000	1,679,340
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(2)	3,535,000	3,358,406
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(2)	4,450,000	3,928,166
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/49	6,250,000	5,713,394
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(2)	1,515,000	1,455,076
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(2)	2,075,000	1,894,277
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(2)	5,100,000	4,964,735
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(2)	800,000	807,501
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	2,265,000	2,267,950
California Municipal Finance Authority Rev., (Samuel Merritt University), 5.25%, 6/1/53	4,000,000	4,194,269
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	911,895
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,405,381
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church), 4.65%, 5/1/30	1,045,000	1,041,224
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church), 5.00%, 5/1/34(2)	300,000	307,871
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church), 5.50%, 5/1/44(2)	350,000	353,989
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church), 5.75%, 5/1/54(2)	435,000	441,158
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church), 5.875%, 5/1/59(2)	390,000	397,171
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48(2)	8,450,000	7,076,886
California Municipal Finance Authority Special Tax, 4.00%, 9/1/43	1,000,000	881,677
California Municipal Finance Authority Special Tax, 4.00%, 9/1/50	1,500,000	1,270,335
California Municipal Finance Authority Special Tax, 5.75%, 9/1/53	1,850,000	1,912,226
California Municipal Finance Authority Special Tax, (BOLD Program Series 2024A), 5.125%, 9/1/54	1,000,000	1,000,967
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-13), 5.00%, 9/1/47	2,000,000	2,001,823
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-6), 6.00%, 9/1/52	1,700,000	1,743,574
California Municipal Finance Authority Special Tax, (Community Facilitiess District No. 2023-11), 5.00%, 9/1/54(3)	800,000	787,593
California Municipal Finance Authority Special Tax, (Community Facilitiess District No. 2023-11), 5.125%, 9/1/59(3)	1,250,000	1,234,694
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/46	2,290,000	1,970,262
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/51	3,145,000	2,625,004
California Municipal Finance Authority Special Tax, (Facilities District No. 2021-11), 5.00%, 9/1/57	5,000,000	5,032,985
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 11/21/45(2)	2,500,000	2,550,069
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(2)	4,000,000	3,426,214
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 3.125%, 5/15/29(2)	2,580,000	2,508,870
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(2)	1,160,000	1,140,983
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(2)	1,545,000	1,407,120
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/51(2)	1,150,000	1,015,765
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(2)	1,260,000	1,093,636
California School Finance Authority Rev., 5.00%, 6/1/37(2)	475,000	474,998
California School Finance Authority Rev., 5.00%, 6/1/47(2)	875,000	824,824

California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31(2)	4,000,000	4,046,045
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,002,871
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(4)	110,000	111,925
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/45(2)	1,100,000	1,102,006
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/51(2)	1,300,000	1,089,621
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/61(2)	4,000,000	3,926,402
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 2.00%, 6/1/27(2)	535,000	497,066
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	1,811,919
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/39(2)	1,085,000	976,794
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	3,130,000	3,047,317
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/51(2)	1,730,000	1,402,655
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/61(2)	2,220,000	1,715,911
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	970,000	957,576
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,497,324
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(2)	1,500,000	1,483,788
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	1,000,000	1,009,954
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(2)	430,000	421,948
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(2)	2,100,000	1,924,432
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	2,000,000	1,792,360
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(2)	1,130,000	1,149,068
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(2)	500,000	519,675
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,502,860
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(2)	3,630,000	3,615,271
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.75%, 8/1/52(2)	1,650,000	1,730,180
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37 (ST INTERCEPT)(2)	1,050,000	1,059,158
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47 (ST INTERCEPT)(2)	2,425,000	2,430,302
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 4.125%, 7/1/24(2)	127,000	126,927
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/34(2)	500,000	500,391
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(2)	1,180,000	1,206,286
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.125%, 7/1/44(2)	700,000	700,263
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(2)	1,650,000	1,655,411
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(2)	2,000,000	2,011,883
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(2)	500,000	506,231
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(2)	550,000	552,272
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(2)	1,000,000	992,206
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.375%, 6/1/52(2)	1,225,000	1,264,788
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.50%, 6/1/62(2)	2,125,000	2,196,123
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.625%, 6/1/43(2)	560,000	566,807
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.875%, 6/1/53(2)	700,000	708,445
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/43(2)	550,000	567,119
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/47(2)	505,000	515,523
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(2)	5,250,000	4,835,546
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(2)	2,740,000	2,512,772
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(2)	3,915,000	3,506,878
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	235,000	236,175
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	876,033
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,003,264
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	360,000	362,058
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	2,042,657
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	2,265,000	2,155,270
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(4)	525,000	543,469

California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(4)	995,000	1,030,004
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/58(2)	3,600,000	3,340,059
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/40 (ST INTERCEPT)(2)	545,000	548,366
California School Finance Authority Rev., (Value Schools), 5.25%, 7/1/48 (ST INTERCEPT)(2)	700,000	702,484
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,431,871
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,653,696
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	975,455
California State University Rev., 5.25%, 11/1/53	1,000,000	1,106,779
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	5,500,000	4,934,455
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	1,809,320
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,130,000	2,067,862
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,162,705
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	6,000,000	5,606,444
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/52 (AGM)	500,000	530,870
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	1,405,000	1,379,649
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/40	2,615,000	2,541,576
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/45	2,400,000	2,393,350
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,490,730
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(2)	1,450,000	1,412,278
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,023,402
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,192,098
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,010,662
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,707,706
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	9,912,022
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,617,176
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(2)	14,750,000	14,816,171
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,111,799
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/43	7,500,000	7,805,615
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 5.00%, 9/2/39	1,300,000	1,342,015
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 4.00%, 9/2/44	900,000	806,083
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 5.00%, 9/2/35	1,920,000	1,942,065
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 5.00%, 9/2/45	3,810,000	3,824,753
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2007-01), 5.00%, 9/1/37	1,565,000	1,580,804
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2015-01), 5.00%, 9/1/47	1,650,000	1,666,830
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/39	1,000,000	1,027,577
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/49	2,095,000	2,117,393
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.50%, 9/1/52	4,250,000	4,250,748
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2017-01), 5.00%, 9/1/48	7,330,000	7,433,269

California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/50	1,200,000	1,055,892
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-03), 5.00%, 9/1/39	1,485,000	1,524,614
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-03), 5.00%, 9/1/48	1,750,000	1,773,309
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Community Facilities District No. 2020-2), 5.00%, 9/1/49	375,000	373,604
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Community Facilities District No. 2020-2), 5.00%, 9/1/54	550,000	544,820
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Community Facilities District No. 2022-10), 5.50%, 9/1/53	1,700,000	1,747,703
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.50%, 9/1/42	1,000,000	1,031,599
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.625%, 9/1/52	3,000,000	3,067,004
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/45	865,000	785,136
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/50	820,000	717,096
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	4,350,000	4,841,491
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 5.00%, 9/1/43	3,160,000	3,222,550
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/45	1,325,000	1,191,114
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 5.00%, 9/1/48	2,500,000	2,535,221
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 5.00%, 9/1/49	680,000	681,264
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/50	2,500,000	2,169,549
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 5.00%, 9/1/54	740,000	740,493
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	854,956
Chino Community Facilities District Special Tax, (Community Facilities District No. 2003-3), 5.375%, 9/1/47	1,615,000	1,661,397
Chino Community Facilities District Special Tax, (Community Facilities District No. 2003-3), 5.375%, 9/1/52	2,000,000	2,042,428
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	535,000	545,797
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	895,000	906,233
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/35	300,000	292,797
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/41	1,000,000	914,650
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/42	600,000	544,376
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/50	1,450,000	1,231,728
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/51	2,500,000	2,150,731
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco Dist No. 2020-1 Office Special Tax), 5.75%, 9/1/53(2)	1,800,000	1,817,277
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco Dist No. 2020-1 Shoreline Tax Zone 1), 5.75%, 9/1/53(2)	1,500,000	1,514,398
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/52(2)	1,500,000	1,397,858
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(2)	2,475,000	2,064,450
Clovis Unified School District GO, 4.00%, 8/1/48	4,000,000	3,909,604
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 05-1), 4.00%, 9/1/45	2,000,000	1,742,157
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 16-1), 5.00%, 9/1/43	2,430,000	2,465,902
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 16-1), 5.00%, 9/1/48	1,500,000	1,513,079
County of Sacramento Rev., (Einstein Preservation LP), Series 2024-01FN, 4.125%, 4/1/40 (FNMA)	1,250,000	1,211,617
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(2)	7,135,000	5,164,853
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	5,500,000	4,016,045
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(2)	13,000,000	10,019,121
CSCDA Community Improvement Authority Rev., (Dublin), 4.00%, 2/1/57(2)	4,000,000	2,922,612
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(2)	12,000,000	7,325,411
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 4.00%, 9/1/56(2)	6,235,000	4,678,648
CSCDA Community Improvement Authority Rev., (Orange Portfolio), 4.00%, 3/1/57(2)	3,235,000	2,359,197
CSCDA Community Improvement Authority Rev., (Parallel-Anaheim), 4.00%, 8/1/56(2)	4,900,000	4,147,530
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 2.65%, 12/1/46(2)	1,485,000	1,162,602
CSCDA Community Improvement Authority Rev., (Renaissance at City Center), 5.00%, 7/1/51(2)	8,250,000	7,878,267
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(2)	1,925,000	1,582,683

CSCDA Community Improvement Authority Rev., (Westgate Apartments), 3.125%, 6/1/57(2)	5,385,000	3,181,979
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(2)	2,500,000	1,521,938
Dixon Special Tax, (Dixon Community Facilities District No. 2013-1 Homestead), 5.00%, 9/1/45	4,780,000	4,798,468
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/45	1,000,000	886,691
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/48	1,400,000	1,352,438
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/53	1,600,000	1,523,423
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1), 5.00%, 9/1/46(3)	300,000	303,451
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1), 5.00%, 9/1/54(3)	1,000,000	1,002,257
Dublin Special Tax, (City of Dublin Community Facilities District No. 2015-1 Improvement Area No. 5), 5.375%, 9/1/51	1,250,000	1,261,251
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.50%, 9/1/47	2,630,000	2,693,597
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.50%, 9/1/51	3,040,000	3,096,609
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,180,241
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	2,866,413
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (Community Facilities District No. 2015-1), 5.00%, 9/1/44	2,200,000	2,254,670
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/42	600,000	664,227
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/45	1,200,000	1,314,865
East Bay Municipal Utility District Wastewater System Rev., (East Bay Municipal Utility District Wastewater System Revenue), 5.00%, 6/1/54	1,850,000	2,005,960
East Bay Municipal Utility District Water System Rev., (East Bay Municipal Utility District Water System Revenue), 5.00%, 6/1/54	2,855,000	3,095,685
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,155,000	1,162,090
El Dorado County Special Tax, (Community Facilities District No. 2014-1), 4.00%, 9/1/46	2,350,000	2,078,336
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	465,964
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	2,920,000	2,939,113
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	722,622
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,002,347
Escondido Special Tax, (Escondido Community Facilities District No. 2020-2), 5.00%, 9/1/52	2,700,000	2,716,855
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/41	1,145,000	1,049,811
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/45	2,000,000	1,768,530
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/50	3,250,000	3,245,021
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.00%, 9/1/42	1,680,000	1,700,723
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.125%, 9/1/47	1,250,000	1,260,754
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.125%, 9/1/52	1,300,000	1,301,549
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	1,255,000	1,294,353
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,327,871
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/47	4,325,000	4,367,817
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/33	530,000	552,024
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/38	845,000	871,832
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 4.00%, 9/1/46	800,000	691,822
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/40	1,245,000	1,117,177
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/50	2,285,000	1,877,606
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,409,078
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/45	750,000	674,216
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/50	900,000	782,236
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	4,250,000	4,115,096
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	2,694,701
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,200,000	2,598,240
Fort Bragg Unified School District GO, 5.50%, 8/1/52	1,450,000	1,561,316
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,016,485
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,007,487
Fresno Unified School District GO, 4.00%, 8/1/52	2,500,000	2,433,654
Glendale Electric Rev., (City of Glendale Electric Revenue), 5.00%, 2/1/49	5,000,000	5,413,846
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/51	4,000,000	4,114,752

Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(1)	44,750,000	4,893,967
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	1,000,000	935,648
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(2)	7,135,000	6,520,490
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(2)	14,365,000	6,430,712
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,109,080
Hesperia Special Tax, (Community Facilities District No. 2005-1), 5.00%, 9/1/29	1,060,000	1,062,683
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/51 (AGM)(2)	3,400,000	3,239,182
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 5.00%, 9/15/50	2,000,000	2,022,837
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,010,205
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,515,307
Indio Electric Financing Authority Rev., (Imperial Irrigation District Electric System Revenue), 5.25%, 1/1/53	3,000,000	3,260,707
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,111,781
Irvine Special Assessment, (Irvine Reassessment District No. 15-2), 5.00%, 9/2/42	1,500,000	1,510,418
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3 Improvement Area No. 1), 5.25%, 9/1/53 (BAM)	2,000,000	2,182,747
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	2,500,000	2,537,146
Irvine Facilities Financing Authority Rev., (Irvine), 4.25%, 5/1/53	5,000,000	5,001,497
Irvine Ranch Water District Special Assessment, VRDN, 3.80%, 6/1/24 (LOC: Bank of America N.A.)	595,000	595,000
Irvine Ranch Water District Water Service Corp. Special Assessment, VRN, 3.80%, 6/1/24 (LOC: Bank of America N.A.)	200,000	200,000
Jurupa Unified School District Special Tax, (Community Facilities District No. 11), 4.00%, 9/1/47	1,000,000	860,285
Jurupa Unified School District Special Tax, (Community Facilities District No. 6), 5.00%, 9/1/38	1,000,000	1,025,104
Jurupa Unified School District Special Tax, (Community Facilities District No. 6), 5.00%, 9/1/43	1,255,000	1,272,576
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,511,253
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	3,671,739
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	1,936,041
Lake Elsinore Unified School District Community Facilities District Special Tax, (District No. 2013-1), 4.00%, 9/1/42	600,000	556,131
Lake Elsinore Unified School District Community Facilities District Special Tax, (District No. 2013-1), 4.00%, 9/1/47	900,000	806,120
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	788,542
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,340,679
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,554,728
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	4,801,704
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/46	1,040,000	909,495
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,092,665
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/51	930,000	787,745
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,275,952
Los Angeles Community Facilities District Special Tax, (District No. 11), 4.00%, 9/1/46	1,500,000	1,315,457
Los Angeles County Community Facilities District No. 2021-01 Special Tax, 5.00%, 9/1/52	1,000,000	999,036
Los Angeles County Public Works Financing Authority Rev., (Los Angeles County), 5.00%, 12/1/49	7,000,000	7,337,718
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	5,419,719
Los Angeles Department of Airports Rev., 5.00%, 5/15/48	3,000,000	3,215,785
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/53	5,000,000	5,423,260
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/51	5,165,000	5,507,771
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/52	3,000,000	3,238,362
Los Angeles Department of Water & Power System Rev., VRDN, 3.85%, 6/1/24 (SBBPA: Bank of America N.A.)	2,440,000	2,440,000
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	2,000,000	2,246,391
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/43	1,000,000	1,118,242
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/44	1,000,000	1,114,575
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	2,000,000	1,958,477
Los Angeles Unified School District GO, 5.00%, 7/1/33	1,700,000	1,945,645
Los Angeles Unified School District GO, 5.00%, 7/1/34	1,750,000	2,026,132
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	250,333
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	262,798
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	117,432

Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	136,840
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	103,144
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	102,732
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	103,952
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	259,290
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	352,365
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	256,764
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	410,822
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/44(1)	1,750,000	681,838
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/45(1)	1,200,000	441,800
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/44	2,245,000	2,277,715
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.25%, 9/1/52	2,000,000	2,024,401
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	1,175,000	1,223,161
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	1,030,000	1,072,103
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	2,350,000	2,442,192
Monterey Peninsula Community College District GO, 4.00%, 8/1/51	3,350,000	3,253,852
Moreno Valley Unified School District Community Facilities District Special Tax, (District No. 2018-1), 4.00%, 9/1/52	3,985,000	3,258,100
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,048,537
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	4,951,133
Murrieta Community Facilities District Special Tax, (District No. 2005-5 Golden City), 5.00%, 9/1/42	655,000	666,800
Murrieta Community Facilities District Special Tax, (District No. 2005-5 Golden City), 5.00%, 9/1/46	825,000	836,144
North Lake Tahoe Public Financing Authority Rev., (Placer County), 5.50%, 12/1/47	4,425,000	4,875,529
Northern California Energy Authority Rev., VRN, 5.00%, 12/1/54 (GA: Pacific Life Insurance Co.)	5,000,000	5,289,791
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34 (AGC)(1)	1,325,000	851,764
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36 (AGC)(1)	2,885,000	1,683,002
Norwalk-La Mirada Unified School District GO, 5.00%, 8/1/51	1,750,000	1,877,777
Ojai Unified School District GO, 5.50%, 8/1/53 (AGM)	1,750,000	1,937,778
Ontario Special Tax, (City of Ontario Community Facilities District No. 56), 5.50%, 9/1/48	1,250,000	1,288,362
Ontario Special Tax, (City of Ontario Community Facilities District No. 56), 5.75%, 9/1/54	2,210,000	2,306,255
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.25%, 9/1/37	415,000	399,745
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.625%, 9/1/42	650,000	631,165
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.75%, 9/1/47	840,000	804,004
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.75%, 9/1/52	825,000	771,923
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	396,987
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,014,692
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	504,650
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,251,506
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	1,710,962
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,062,898
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	859,243
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	834,166
Orange County Community Facilities District Special Tax, (Community Facilities District No. 2017-1), 5.00%, 8/15/42	2,500,000	2,539,934
Orange County Community Facilities District Special Tax, (Community Facilities District No. 2021-1), 5.00%, 8/15/52	1,000,000	996,044
Orange County Community Facilities District Special Tax, (County of Orange Community Facilities District No. 2023-1), 5.50%, 8/15/53	2,200,000	2,240,489
Orange County Community Facilities District Special Tax, (County of Orange Community Facilities District No. 2023-1), 5.75%, 8/15/53	1,085,000	1,111,827
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2015-1), 5.25%, 8/15/45	3,905,000	3,930,816
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/41	6,545,000	6,605,710
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/46	3,000,000	3,018,697
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/47	3,300,000	3,309,614
Oroville Rev., 5.25%, 4/1/49	3,000,000	2,053,294

Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	1,614,967
Oxnard School District GO, 4.25%, 8/1/53 (BAM)	3,000,000	2,967,610
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 3.00%, 9/1/31	410,000	370,125
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/41	900,000	803,581
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 5.00%, 9/1/49	600,000	576,214
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,079,305
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 5.00%, 9/1/53	525,000	499,127
Palmdale Water District Public Financing Authority Rev., (Palmdale Water District), 5.00%, 10/1/53 (AGM)	1,700,000	1,837,659
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,252,630
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	3,465,000	3,266,066
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	7,659,409
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	15,000,000	13,690,601
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/51	10,000,000	10,688,061
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,596,557
Perris Union High School District Special Tax, (Community Facilities District No. 92-1), 5.00%, 9/1/41	4,750,000	4,765,178
Pleasant Valley School District/Ventura County GO, 5.85%, 8/1/31 (NPFG)	4,835,000	5,198,392
Rancho Cordova Special Tax, (Community Facilities District No. 2021-1), 5.25%, 9/1/52	2,000,000	2,005,683
Rancho Cordova Special Tax, (Rancho Cordova Arista Del Sol Cmnty Facs Dist No. 2022-1 Impt Area 1), 5.375%, 9/1/53	1,300,000	1,317,238
Rancho Cordova Special Tax, (Sunridge North Douglas Community Facs Dist No. 2005-1), 5.00%, 9/1/40	1,195,000	1,202,718
Rancho Cordova Special Tax, (Sunridge North Douglas Community Facs Dist No. 2005-1), 4.00%, 9/1/45	1,025,000	903,894
Rancho Cordova Special Tax, (Sunridge North Douglas Community Facs Dist No. 2005-1), 5.00%, 9/1/45	1,250,000	1,256,181
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (AMBAC)(1)	3,405,000	2,905,448
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.85%, 6/1/24	1,745,000	1,745,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.85%, 6/1/24	7,000,000	7,000,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.85%, 6/1/24	16,750,000	16,750,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.90%, 6/1/24	2,700,000	2,700,000
Rialto Special Tax, (Rialto Community Facilities District No. 2020-1), 5.50%, 9/1/53	1,500,000	1,551,025
Riverside County Community Facilities Districts Special Tax, (District No. 04-2), 5.00%, 9/1/30	1,035,000	1,037,981
Riverside County Community Facilities Districts Special Tax, (District No. 04-2), 5.00%, 9/1/35	2,520,000	2,527,259
Riverside County Community Facilities Districts Special Tax, (District No. 05-8), 5.00%, 9/1/48	2,500,000	2,521,799
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/40	2,250,000	2,261,282
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/42	1,110,000	1,124,637
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/44	2,735,000	2,744,548
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/45	540,000	545,256
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,475,000	1,401,345
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	931,228
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	1,463,116
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	2,083,993
Riverside Unified School District Special Tax, 4.00%, 9/1/50	875,000	747,823
Riverside Unified School District Special Tax, (Community Facilities Dist No. 19), 5.00%, 9/1/54	770,000	763,927
Riverside Unified School District Special Tax, (Community Facilities Dist No. 19), 5.00%, 9/1/54	1,270,000	1,252,231
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,441,975
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,601,290
Riverside Water Rev., 5.00%, 10/1/47	1,000,000	1,088,175
Riverside Water Rev., 5.00%, 10/1/52	1,000,000	1,077,630
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/38	2,900,000	2,925,055
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,058,221
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-1), 5.00%, 9/1/49(3)	1,000,000	1,019,502
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/46	370,000	376,686

Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/54	1,525,000	1,536,041
Roseville Special Tax, (Ranch Community Facilities District No. 5), 5.00%, 9/1/32(2)	1,265,000	1,292,425
Roseville Special Tax, (Ranch Community Facilities District No. 5), 5.00%, 9/1/47(2)	6,500,000	6,527,448
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/43	475,000	473,748
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/50	1,995,000	2,011,875
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.25%, 9/1/53	1,500,000	1,490,089
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	450,000	391,452
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	835,427
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/53	1,000,000	981,218
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/46	640,000	554,231
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	1,275,000	1,282,164
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,079,267
Roseville Special Tax, (Roseville Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/44	3,230,000	3,272,572
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	1,390,000	1,412,707
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	495,000	419,077
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	650,000	536,522
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	2,864,526
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,650,586
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	2,950,000	3,015,003
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	5,089,004
Sacramento Special Tax, (Community Facilities District No. 2006-2), 5.00%, 9/1/41	1,900,000	1,921,598
Sacramento Special Tax, (Community Facilities District No. 2007-1), 5.00%, 9/1/32(2)	300,000	308,979
Sacramento Special Tax, (Community Facilities District No. 2007-1), 5.00%, 9/1/47(2)	1,900,000	1,916,533
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/46	1,200,000	1,042,094
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/50	1,500,000	1,260,742
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/30	1,170,000	1,184,552
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/31	1,355,000	1,372,179
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/35	2,335,000	2,370,386
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/40	3,000,000	3,031,520
Sacramento County Special Tax, (Community Facilities District No. 2005-2), 5.00%, 9/1/40	2,325,000	2,348,157
Sacramento County Special Tax, (Community Facilities District No. 2005-2), 5.00%, 9/1/45	4,645,000	4,673,944
Sacramento County Special Tax, (Community Facilities District No. 2014-2), 5.00%, 9/1/46	4,200,000	4,223,117
Sacramento Municipal Utility District Rev., 5.00%, 8/15/53	4,000,000	4,355,224
Sacramento Municipal Utility District Rev., 5.00%, 11/15/54	2,000,000	2,186,746
Salinas Union High School District GO, 4.00%, 8/1/47	5,000,000	4,961,838
San Bernardino Community College District GO, 5.00%, 8/1/49	5,000,000	5,377,287
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 4.00%, 9/1/42	700,000	627,212
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 4.00%, 9/1/48	1,000,000	852,986
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 5.00%, 9/1/48	1,200,000	1,215,061
San Clemente Special Tax, (Community Facilities District No. 2006-1), 5.00%, 9/1/46	7,530,000	7,578,618
San Diego County COP, 5.00%, 10/1/53	4,000,000	4,317,024
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,125,211
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,074,053
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/36	3,750,000	4,072,254
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	2,000,000	2,145,726
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,425,000	3,426,368
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/49	8,500,000	8,868,724
San Diego Unified School District GO, 5.00%, 7/1/34(3)	1,000,000	1,129,439
San Diego Unified School District GO, 4.00%, 7/1/53	1,750,000	1,693,050
San Francisco Bay Area Rapid Transit District GO, 5.25%, 8/1/47	4,750,000	5,256,777
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,421,021
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/49(3)	1,000,000	1,084,888

San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	780,535
San Francisco City & County Redevelopment Successor Agency Tax Allocation, 5.25%, 8/1/53 (AGM)	1,000,000	1,084,378
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/52	7,000,000	7,723,176
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,037,599
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NPFG)(1)	3,090,000	3,013,811
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NPFG)(1)	165,000	137,835
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NPFG)(1)	16,000,000	12,274,515
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NPFG)(1)	290,000	212,668
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NPFG)(1)	1,335,000	826,130
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/46	550,000	473,640
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/51	700,000	581,164
San Mateo Foster City School District GO, 4.00%, 8/1/51	4,000,000	3,909,562
Santa Clara Valley Water District Safe Clean Water Rev., 5.00%, 8/1/47	1,500,000	1,622,938
Saugus/Hart School Facilities Financing Authority Special Tax, (Community Facilities District No. 2006-1), 5.00%, 9/1/46	2,495,000	2,504,100
Sierra Joint Community College District GO, 4.00%, 8/1/53	4,000,000	3,914,248
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	32,000,000	16,630,150
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	11,465,000	4,324,689
Simi Valley Unified School District GO, 5.25%, 8/1/51	5,000,000	5,428,539
South San Francisco Special Tax, (Community Facilities District No. 2021-01), 5.00%, 9/1/52	2,200,000	2,210,770
South San Francisco Special Tax, (South San Francisco Community Facilities District No. 2021-01), 4.00%, 9/1/44	1,000,000	889,706
South Tahoe Joint Powers Financing Authority Rev., (South Lake Tahoe), 5.25%, 10/1/53	3,000,000	3,268,879
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,044,574
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	3,866,374
Southern California Public Power Authority Rev., 5.00%, 7/1/53	2,000,000	2,186,342
Southern California Public Power Authority Rev., (Anaheim Electric System Rev.), VRN, 5.00%, 4/1/55 (GA: American General Life)	1,000,000	1,053,544
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/48 (Los Angeles Department of Water & Power Power System Rev.)	3,750,000	4,093,045
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NPFG)(1)	1,800,000	1,653,071
State Center Community College District GO, 5.00%, 8/1/47	9,000,000	9,757,330
State of California GO, 5.25%, 10/1/45	1,070,000	1,196,375
State of California GO, 5.00%, 9/1/53	1,000,000	1,087,215
State of California GO, 5.25%, 9/1/53	5,000,000	5,534,076
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/45	1,115,000	946,755
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/50	1,500,000	1,240,245
Stockton Public Financing Authority Rev., Special Tax, (Stockton Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/37	2,500,000	2,579,442
Stockton Public Financing Authority Rev., Special Tax, (Stockton Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/43	3,000,000	3,043,168
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	3,640,000	3,671,673
Sunnyvale Special Tax, (Community Facilities District No. 1), 7.75%, 8/1/32	5,675,000	5,690,903
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 5.00%, 9/1/45	6,000,000	6,029,668
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	4,028,843
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 16-01), Capital Appreciation, 0.00%, 9/1/53(1)	8,730,000	1,528,895
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 20-01), 5.00%, 9/1/49	950,000	963,581
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 20-01), 5.00%, 9/1/54	875,000	880,688
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,014,389
Tobacco Securitization Authority of Northern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/60(1)	5,000,000	779,667

Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	2,570,000	2,578,559
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(1)	25,000,000	4,003,285
Tracy Community Facilities District Special Tax, (City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2), 5.75%, 9/1/48	1,900,000	1,975,795
Tracy Community Facilities District Special Tax, (City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2), 5.875%, 9/1/53	2,900,000	3,026,843
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,750,000	2,773,749
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/44	3,385,000	3,408,940
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,500,000	2,505,613
Transbay Joint Powers Authority Tax Allocation, (Transbay Redevelopment Project Tax Increment Rev.), 5.00%, 10/1/45	6,390,000	6,450,390
University of California Rev., 5.00%, 5/15/26	7,000,000	7,239,219
University of California Rev., 5.00%, 5/15/42	2,500,000	2,689,260
University of California Rev., VRDN, 3.80%, 6/1/24	150,000	150,000
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	2,633,975
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,527,191
Victor Valley Community College District GO, (Victor Valley Community College District), 5.00%, 8/1/51	3,670,000	3,937,967
Vista Unified School District GO, 5.25%, 8/1/48 (BAM)	4,410,000	4,860,888
Washington Township Health Care District GO, 5.50%, 8/1/53	1,115,000	1,232,846
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	402,161
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	944,117
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	720,501
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	964,083
Washington Township Health Care District Rev., 5.75%, 7/1/48	850,000	915,386
Washington Township Health Care District Rev., 5.75%, 7/1/53	1,000,000	1,052,351
Whittier Rev., (PIH Health, Inc., Obligated Group), 5.00%, 6/1/44	3,500,000	3,500,639
William S Hart Union High School District Special Tax, (Community Facilities Dist No. 2015-1), 5.00%, 9/1/42	1,350,000	1,365,146
William S Hart Union High School District Special Tax, (Community Facilities Dist No. 2015-1), 5.00%, 9/1/47	2,350,000	2,367,906
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/49	750,000	751,395
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/54	885,000	879,379
Woodland Special Tax, (Community Facilities Dist No. 2004-1), 4.00%, 9/1/41	2,535,000	2,324,254
Woodland Special Tax, (Community Facilities Dist No. 2004-1), 4.00%, 9/1/45	2,540,000	2,270,816
Yorba Linda Water District Public Financing Corp. Rev., 4.00%, 10/1/52	3,750,000	3,686,144
		1,395,753,448
Guam — 0.5%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/36	1,755,000	1,810,188
Guam Government Waterworks Authority Rev., 5.00%, 7/1/37	1,500,000	1,543,888
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	1,782,038
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,507,696
		6,643,810
Puerto Rico — 0.4%
Puerto Rico GO, 5.375%, 7/1/25	3,906,218	3,940,405
Puerto Rico GO, 5.625%, 7/1/29	201,036	216,385
Puerto Rico GO, 5.75%, 7/1/31	195,264	217,668
Puerto Rico GO, 4.00%, 7/1/33	185,162	185,157
Puerto Rico GO, 4.00%, 7/1/35	166,436	163,507
Puerto Rico GO, 4.00%, 7/1/37	142,845	138,588
Puerto Rico GO, 4.00%, 7/1/41	194,215	180,528
Puerto Rico GO, 4.00%, 7/1/46	201,981	182,679
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/24(1)	30,190	30,084
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(1)	238,285	158,252

Puerto Rico GO, VRN, 0.00%, 11/1/43	820,743	509,887
		5,923,140
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $1,459,018,519)		1,408,320,398
OTHER ASSETS AND LIABILITIES — 1.0%		13,762,237
TOTAL NET ASSETS — 100.0%		$1,422,082,635

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
SBBPA	–	Standby Bond Purchase Agreement
ST INTERCEPT	–	State Intercept
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $304,013,213, which represented 21.4% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.